UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; August 13,2003
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      148

Form 13F Information Table Value Total: 96461

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
60253L101
670
5200
Sole


Abbott Laboratories
Common
002824100
918
21000
Sole


AFLAC Incorporated
Common
001055102
261
8500
Sole


Alcoa Inc.
Common
013817101
359
14100
Sole


Allstate Corporation
Common
020002101
303
8500
Sole


Alltel Corporation
Common
020039103
313
6500
Sole


Altria Group, Inc.
Common
02209S103
1476
32500
Sole


American Electric Power
Common
025537101
244
8200
Sole


American Express Company
Common
025816109
723
17300
Sole


American Int'l Group, Inc
Common
026874107
2006
36362
Sole


Amgen, Inc.
Common
031162100
1078
16100
Sole


Anadarko Petroleum Corpor
Common
032511107
204
4600
Sole


Analog Devices, Inc.
Common
032654105
268
7700
Sole


Anheuser-Busch Companies,
Common
035229103
479
9400
Sole


AOL Time Warner Inc.
Common
00184A105
905
56250
Sole


Applied Materials, Inc.
Common
038222105
471
29700
Sole


Archer-Daniels-Midland Co
Common
039483102
142
11110
Sole


AT&T Wireless Services
Common
00209A106
255
31123
Sole


Automatic Data Processing
Common
053015103
419
12400
Sole


Bank of America Corporati
Common
060505104
1628
20600
Sole


Bank of New York Co.
Common
064057102
339
11800
Sole


Bank One Corporation
Common
06423A103
602
16200
Sole


Baxter International Inc.
Common
071813109
270
10400
Sole


BB&T Corporation
Common
054937107
209
6100
Sole


BellSouth Corporation
Common
079860102
671
25200
Sole


Best Buy Co., Inc.
Common
086516101
318
7250
Sole


Boeing Company
Common
097023105
525
15300
Sole


Boston Scientific Corp.
Common
101137107
366
6000
Sole


Bristol-Myers Squibb Co.
Common
110122108
665
24500
Sole


Cardinal Health, Inc.
Common
14149Y108
446
6950
Sole


Carnival Corporation
Common
143658102
328
10100
Sole


Caterpillar Inc.
Common
149123101
300
5400
Sole


Cendant Corporation
Common
151313103
239
13100
Sole


Charles Schwab Corp.
Common
808513105
193
19200
Sole


ChevronTexaco Corporation
Common
166764100
1152
15967
Sole


Cisco Systems, Inc.
Common
17275R102
1615
97400
Sole


Citigroup Inc.
Common
172967101
2833
66200
Sole


Clear Channel Communicati
Common
184502102
317
7500
Sole


Coca-Cola Company
Common
191216100
1642
35400
Sole


Colgate-Palmolive Company
Common
194162103
562
9700
Sole


Comcast Corporation
Common
200300101
484
16045
Sole


Comcast Corporation - Class A Special Common Stock
Common, Cl A
200300200
334
11600
Sole


Computer Associates Inter
Common
204912109
231
10400
Sole


Concord EFS, Inc.
Common
206197105
147
10000
Sole


ConocoPhillips
Common
20825C104
531
9706
Sole


Corning Incorporated
Common
219350105
77
10500
Sole


Costco Wholesale Corp.
Common
22160K105
223
6100
Sole


Dell Computer Corporation
Common
247025109
1061
33200
Sole


Dominion Resources, Inc.
Common
25746U109
456
7100
Sole


Dow Chemical Company
Common
260543103
390
12600
Sole


Duke Energy Corporation
Common
264399106
293
14700
Sole


E.I. DuPont de Nemours
Common
263534109
532
12800
Sole


Electronic Data Systems
Common
285661104
268
12500
Sole


Eli Lilly & Co.
Common
532457108
1096
15900
Sole


EMC Corporation
Common
268648102
204
19500
Sole


Emerson Electric Co.
Common
291011104
408
8000
Sole


Exelon Corporation
Common
300657103
239
4000
Sole


Exxon Mobil Corporation
Common
30231G102
3063
85300
Sole


Fannie Mae
Common
313586109
735
10900
Sole


FedEx Corporation
Common
31428X106
279
4500
Sole


Fifth Third Bancorp
Common
316773100
521
9100
Sole


First Data Corporation
Common
319963104
414
10000
Sole


FirstEnergy Corp.
Common
337932107
288
7500
Sole


FleetBoston Financial
Common
339030108
490
16500
Sole


Ford Motor Company
Common
345370860
302
27500
Sole


Freddie Mac
Common
313400301
578
11400
Sole


Gannett Co., Inc.
Common
364730101
422
5500
Sole


Gap, Inc.
Common
364760108
226
12100
Sole


General Dynamics Corp.
Common
369550108
224
3100
Sole


General Electric Company
Common
369604103
3848
134200
Sole


General Mills, Inc.
Common
370334104
237
5000
Sole


General Motors Corporatio
Common
370442105
342
9500
Sole


Genzyme General Division
Common
372917104
313
7500
Sole


Gillette Company
Common
375766102
452
14200
Sole


GLOBAL MULTIMEDIA TR
Common
36239Q109
292
37700
Sole


GNL AMER INVESTORS
Common
368802104
288
10500
Sole


Goldman Sachs Group
Common
38141G104
376
4500
Sole


Harley-Davidson, Inc.
Common
412822108
294
7400
Sole


Hartford Financial Servic
Common
416515104
407
8100
Sole


Hewlett-Packard Company
Common
428236103
729
34242
Sole


Home Depot, Inc.
Common
437076102
1073
32400
Sole


Honeywell International
Common
438516106
502
18700
Sole


HSBC Holdings plc (ADR)
Common
404280406
284
4814
Sole


Illinois Tool Works Inc.
Common
452308109
322
4900
Sole


Intel Corporation
Common
458140100
1945
93600
Sole


International Paper Compa
Common
460146103
332
9300
Sole


Int'l Business Machines C
Common
459200101
2070
25100
Sole


J.P. Morgan Chase & Co.
Common
46625H100
919
26900
Sole


Johnson & Johnson
Common
478160104
1902
36800
Sole


Kimberly-Clark Corp.
Common
494368103
490
9400
Sole


Kohl's Corporation
Common
500255104
231
4500
Sole


Kroger Co.
Common
501044101
190
11400
Sole


Lehman Brothers Holdings
Common
524908100
239
3600
Sole


Lockheed Martin Corporati
Common
539830109
428
9000
Sole


Lowe's Companies, Inc.
Common
548661107
481
11200
Sole


Lucent Technologies Inc.
Common
549463107
59
29300
Sole


Marsh & McLennan Co's
Common
571748102
571
11200
Sole


Masco Corporation
Common
574599106
209
8800
Sole


MBNA Corporation
Common
55262L100
346
16650
Sole


McDonald's Corporation
Common
580135101
423
19200
Sole


Medtronic, Inc.
Common
585055106
882
18400
Sole


Mellon Financial Corp.
Common
58551A108
252
9100
Sole


Merck & Co., Inc.
Common
589331107
1616
26700
Sole


Merrill Lynch & Co., Inc.
Common
590188108
620
13300
Sole


MetLife, Inc.
Common
59156R108
345
12200
Sole


Micron Technology, Inc.
Common
595112103
123
10600
Sole


Microsoft Corporation
Common
594918104
3895
152100
Sole


Morgan Stanley
Common
617446448
521
12200
Sole


Motorola, Inc.
Common
620076109
281
29800
Sole


National City Corporation
Common
635405103
245
7500
Sole


Omnicom Group Inc.
Common
681919106
293
4100
Sole


Oracle Corporation
Common
68389X105
807
67200
Sole


Paychex, Inc.
Common
704326107
269
9200
Sole


PepsiCo, Inc.
Common
713448108
1036
23300
Sole


Pfizer Inc.
Common
717081103
3251
95220
Sole


Procter & Gamble Co.
Common
742718109
1587
17800
Sole


Prudential Financial, Inc
Common
744320102
252
7500
Sole


QUALCOMM, Inc.
Common
747525103
264
7400
Sole


Royce Focus Trust, Inc. - Common Stock
Common
78080N108
266
39400
Sole


Salomon Brothers Fund
Common
795477108
302
28200
Sole


Sara Lee Corp.
Common
803111103
195
10400
Sole


SBC Communications Inc.
Common
78387G103
1193
46700
Sole


Schering-Plough Corp.
Common
806605101
336
18100
Sole


Schlumberger Limited
Common
806857108
461
9700
Sole


Solectron Corporation
Common
83422R106
46
12400
Sole


Southern Company
Common
842587107
230
7400
Sole


Southwest Airlines Co.
Common
844741108
215
12550
Sole


Sprint FON Group
Common
852061100
159
11100
Sole


Sun Microsystems, Inc.
Common
866810104
205
44600
Sole


Target Corporation
Common
87612E106
450
11900
Sole


Texas Instruments
Common
882508104
418
23800
Sole


Tri-Continental Corp.
Common
895436103
184
12500
Sole


Tyco International Ltd.
Common
902124106
635
33497
Sole


U.S. Bancorp
Common
902973304
639
26101
Sole


United Parcel Service
Common
911312106
1019
16000
Sole


United Technologies Corpo
Common
913017109
630
8900
Sole


UnitedHealth Group Inc.
Common
91324P102
502
10000
Sole


Verizon Communications
Common
92343V104
1341
34000
Sole


VIACOM INC-CL B
Common, Cl B
925524308
890
20400
Sole


Wachovia Corporation
Common
929903102
607
15200
Sole


Walgreen Company
Common
931422109
403
13400
Sole


Wal-Mart Stores, Inc.
Common
931142103
3204
59700
Sole


Walt Disney Company
Common
254687106
551
27900
Sole


Washington Mutual Inc.
Common
939322103
545
13200
Sole


Waste Management, Inc.
Common
94106L109
228
9500
Sole


Wells Fargo & Company
Common
949746101
1118
22200
Sole


Wyeth
Common
983024100
819
18000
Sole


Yahoo! Inc.
Common
984332106
307
9400
Sole